Airport Concessions (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Service Concession Arrangements [Abstract]
Summary of Values of Airport Concessions and Rights to Use Airport Facilities

The table below shows the values of airport concessions and rights to use airport facilities as of December 31, 2017, 2018 and 2019:

Acquisition cost	Ps.	15,938,359
assigned to:
Rights to use airport facilities (Note 10):
Runways, aprons, platforms	Ps.	519,057
Buildings		577,270
Other facilities		91,241
Land		930,140
		2,117,708
Airport concessions		13,820,651
	Ps.	15,938,359

Summary of Value of Concessions

The value of the concessions as of December 31, 2017, 2018 and 2019 is as follows:

	December 31, 2017		December 31, 2018		December 31, 2019
Mexican airport concessions	Ps.	13,820,651	Ps.	13,820,651	Ps.	13,820,651
Concession airport MBJA (fair value on date of acquisition in USD$176,086,000) (1)		3,475,128		3,465,882		3,318,376
Concession airport NMIA (upfront fees on date of acquisition in USD$7,146,500)		—		140,664		134,677
Less - accumulated amortization (2)		(5,541,118)		(6,015,079)		(6,452,108)
	Ps.	11,754,661	Ps.	11,412,118	Ps.	10,821,596

(1)	The other airport concession includes translation effect for an amount of Ps. 791,102, Ps. 781,857 and Ps. 634,350 as of December 31, 2017, 2018 and 2019, respectively.
(2)	Amortization includes translation effect for an amount of Ps. 7,719, Ps. 4,315 and Ps. (38,776) as of December 2017, 2018 and 2019, respectively.

The amortization charge for the years ended December 31, 2017, 2018 and 2019, amounts to Ps. 466,749, Ps.469,646 and Ps. 475,805, respectively.